GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS
14. GOODWILL AND INTANGIBLE ASSETS
The changes in the carrying amount of goodwill are as follows:

Balance at December 31, 2019	$411,217
Acquired goodwill	410
Foreign currency translation adjustment	859

Balance at December 31, 2020	412,486
Acquired goodwill	21,291
Foreign currency translation adjustment	242

Balance at December 31, 2021	$434,019

Intangible assets are comprised of the following:

December 31,	Estimated Useful Lives	2021	2020
Indefinite lived intangible assets—Trade names, trademarks, and distribution rights		$158,389	$140,867
Finite lived intangible assets:
Customer relationships	7- 18 years	86,526	81,527
Patented and unpatented technology	7 years	1,721	1,714
Trade name	10 years	1,150	1,150
Accumulated amortization		(60,890)	(55,329)

Finite lived intangible assets, net		28,507	29,062

		$186,896	$169,929

Amortization expense related to finite lived intangible assets included in selling, general and administrative expenses for the years ended December 31, 2021, 2020, and 2019, were $5,561, $5,945, and $5,704, respectively.

Annual amortization of finite lived intangible assets for the next five years is expected to approximate the following:

2022	$4,500
2023	$3,900
2024	$3,700
2025	$3,700
2026	$3,500